Federated Hermes MDT Balanced Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.43%	14.82%
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)	2.01%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.70%	8.47%	9.78%
Morningstar Moderate Allocation Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	12.96%	6.93%	7.85%
A
Prospectus [Line Items]
Average Annual Return, Percent		8.63%	7.85%	8.98%
C
Prospectus [Line Items]
Average Annual Return, Percent		11.81%	8.01%	8.81%
IS
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	9.11%	9.74%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.47%	6.88%	7.90%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	6.58%	7.32%
R6
Prospectus [Line Items]
Average Annual Return, Percent		14.07%	9.16%	9.73%

[1]	The S&P 500 Index is an unmanaged capitalization-weighted, broad-based benchmark index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[3]	The Fund’s Blended Index, which reflects 60% of the S&P 500 Index and 40% of the Bloomberg US Aggregate Bond Index, is being used for comparison purposes because, although it is not the Fund’s broad-based securities market index, the Fund’s Adviser believes it is more reflective of the Fund’s balanced investment style.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.